Components of Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets and Liabilities Eliminated upon Consolidation [Abstract]
Beginning balance, Foreign currency items	$ 3,917	$ 178	$ 405
Current-period change, Foreign currency items	(1,694)	3,739	(227)
Ending balance, Foreign currency items	2,223	3,917	178
Beginning balance, Defined benefit pension plans	(1,322)	(718)	(754)
Current-period change, Defined benefit pension plans	252	(604)	36
Ending balance, Defined benefit pension plans	(1,070)	(1,322)	(718)
Beginning balance, Accumulated other comprehensive income (loss)	2,595	(540)	(349)
Current-period change, Accumulated other comprehensive income (loss)	(1,442)	3,135	(191)
Ending balance, Accumulated other comprehensive income (loss)	$ 1,153	$ 2,595	$ (540)